PRIVATE PLACEMENT - Narrative (Details) - Roth CH Acquisition V Co. - USD ($)		12 Months Ended
	Dec. 03, 2021	Dec. 31, 2023	Sep. 30, 2024
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		5,980,750	5,980,750
Private Units [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	461,500	461,500
Price of warrants	$ 10	$ 10
Aggregate purchase price	$ 4,615,000	$ 4,615,000
Number of shares per unit	1	1
Private Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants per unit	0.5	0.5
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.5	$ 11.5